UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

NEOS ETF Trust
(Exact name of registrant as specified in charter)

13 Riverside Avenue
Westport, CT 06880
(Address of principal executive offices) (Zip code)

Garrett Paolella, President
13 Riverside Avenue
Westport, CT 06880
(Name and address of agent for service)

(203) 298-7300
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report
November 30, 2023 (Unaudited)

NEOS ETF Trust
•FIS Christian Stock Fund	| PRAY	| NYSE Arca
•FIS Knights of Columbus Global Belief ETF	| KOCG	| NYSE Arca

NEOS ETF Trust

1

Portfolio Allocations by Sector and Country	FIS Christian Stock Fund
November 30, 2023 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Information Technology	19.1%
Industrials	14.8%
Health Care	12.4%
Financials	11.0%
Consumer Discretionary	11.0%
Consumer Staples	6.1%
Energy	5.4%
Communication Services	3.0%
Materials	2.8%
Real Estate	1.9%
Utilities	1.1%
Money Market Fund and Other Assets and Liabilities	11.4%
Total	100.0%

ALLOCATION BY COUNTRY
Country	Percentage of Total Net Assets
United States	78.2%
Switzerland	5.6%
Canada	3.0%
Bermuda	1.6%
Israel	1.6%
Netherlands	1.6%
Luxembourg	1.4%
Hong Kong	1.4%
India	1.4%
United Kingdom	1.3%
France	1.1%
Spain	0.8%
Sweden	0.5%
Germany	0.2%
Other(1)	0.3%
Total	100.0%

(1)Includes cash and net other assets (liabilities).

2

Portfolio Allocations by Sector and Country	FIS Knights of Columbus Global Belief ETF
November 30, 2023 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Information Technology	22.1%
Financials	14.8%
Industrials	11.7%
Consumer Discretionary	9.6%
Communication Services	9.3%
Health Care	7.9%
Consumer Staples	6.6%
Energy	4.9%
Materials	4.1%
Utilities	2.5%
Real Estate	1.4%
Money Market Fund and Other Assets and Liabilities	5.1%
Total	100.0%

ALLOCATION BY COUNTRY
Country	Percentage of Total Net Assets
United States	57.3%
Japan	6.6%
Germany	4.3%
Canada	4.1%
France	3.9%
Cayman Islands	3.8%
United Kingdom	3.2%
Switzerland	2.3%
Ireland	2.2%
Spain	1.8%
Australia	1.7%
Taiwan	1.5%
Netherlands	1.3%
Singapore	1.0%
Brazil	0.9%
Norway	0.9%
Republic of Korea	0.8%
India	0.8%
Denmark	0.7%
South Africa	0.5%
Other(1)	0.4%
Total	100.0%

(1)Includes cash and net other assets (liabilities).

Schedule of Investments	FIS Christian Stock Fund
November 30, 2023 (Unaudited)

The accompanying notes are an integral part of these financial statements.
3

Investments	Number of Shares	Value
COMMON STOCKS — 88.6%
Aerospace & Defense — 0.8%
Huntington Ingalls Industries, Inc.	1,122	$265,936

Automobile Components — 1.0%
Gentex Corp.	10,542	320,582

Automobiles — 0.2%
Dr. Ing. h.c. F. Porsche AG — ADR^	6,666	60,861

Banks — 1.4%
HDFC Bank Ltd. — ADR^	7,635	458,405

Biotechnology — 0.5%
BioMarin Pharmaceutical, Inc.*	1,670	152,104

Capital Markets — 5.5%
Ares Management Corp., Class A	3,647	409,376
Blue Owl Capital, Inc.	22,042	297,126
FactSet Research Systems, Inc.	1,350	612,171
Intercontinental Exchange, Inc.	4,254	484,275
		1,802,948
Commercial Services & Supplies — 2.9%
GFL Environmental, Inc. — ADR^	22,145	635,562
Republic Services, Inc.	1,895	306,687
		942,249
Consumer Staples Distribution & Retail — 3.6%
Casey’s General Stores, Inc.	2,700	743,580
Costco Wholesale Corp.	745	441,591
		1,185,171
Containers & Packaging — 1.8%
Graphic Packaging Holding Co.	27,000	612,090

Diversified Consumer Services — 1.2%
Grand Canyon Education, Inc.*	2,864	391,566

Diversified Telecommunication Services — 2.5%
Cellnex Telecom S.A. — UNSP-ADR^	13,366	254,622
Cogent Communications Holdings, Inc.	8,775	560,372
		814,994
Electronic Equipment, Instruments & Components — 0.7%
Trimble, Inc.*	4,740	219,936

Energy Equipment & Services — 3.0%
SBM Offshore N.V.^	38,965	519,103
Tenaris S.A. - ADR^	13,795	478,273
		997,376

Investments	Number of Shares	Value
Financial Services — 1.1%
Equitable Holdings, Inc.	11,892	$364,965

Food Products — 1.7%
Bunge Global S.A. - ADR^	5,008	550,229

Ground Transportation — 2.4%
Canadian Pacific Kansas City Ltd. - ADR^	4,725	340,200
Old Dominion Freight Line, Inc.	1,145	445,474
		785,674
Health Care Equipment & Supplies — 5.0%
Dexcom, Inc.*	2,512	290,186
Edwards Lifesciences Corp.*	4,455	301,648
Intuitive Surgical, Inc.*	2,329	723,947
Stryker Corp.	1,122	332,482
		1,648,263
Health Care Providers & Services — 4.1%
Chemed Corp.	1,215	688,905
Humana, Inc.	1,350	654,561
		1,343,466
Hotels, Restaurants & Leisure — 1.0%
Domino’s Pizza, Inc.	815	320,205

Household Durables — 4.1%
Lennar Corp., Class A	4,120	527,030
Toll Brothers, Inc.	9,621	826,348
		1,353,378
Household Products — 0.8%
Energizer Holdings, Inc.	8,994	277,375

Insurance — 3.0%
AIA Group Ltd. - SP-ADR^	13,541	465,946
Everest Group Ltd. - ADR^	1,268	520,577
		986,523
Leisure Products — 0.0% (a)
Polaris, Inc.	56	4,618

Life Sciences Tools & Services — 1.3%
Danaher Corp.	1,965	438,804

Machinery — 3.0%
AGCO Corp.	2,971	337,298
Nordson Corp.	1,433	337,242
Parker-Hannifin Corp.	695	301,060
		975,600

The accompanying notes are an integral part of these financial statements.
4

Schedule of Investments (Continued)	FIS Christian Stock Fund
November 30, 2023 (Unaudited)

Investments	Number of Shares	Value
Metals & Mining — 0.9%
Freeport-McMoRan, Inc.	8,190	$305,651

Multi-Utilities — 1.1%
Engie S.A. - SP-ADR^	20,434	354,530

Oil, Gas & Consumable Fuels — 2.4%
ConocoPhillips	3,729	430,961
EOG Resources, Inc.	2,843	349,888
		780,849
Pharmaceuticals — 1.5%
Zoetis, Inc.	2,849	503,333

Professional Services — 2.4%
FTI Consulting, Inc.*	1,620	357,145
RELX plc - SP-ADR^	10,935	421,872
		779,017
Real Estate Investment Trust — 1.9%
American Tower Corp.	1,620	338,224
Americold Realty Trust, Inc.	10,334	291,729
		629,953
Semiconductors & Semiconductor Equipment — 7.5%
Broadcom, Inc.	255	236,061
NVIDIA Corp.	2,629	1,229,583
ON Semiconductor Corp.*	8,282	590,755
Skyworks Solutions, Inc.	4,394	425,911
		2,482,310
Software — 7.9%
Check Point Software Technologies Ltd. - ADR*^	3,646	532,316
Datadog, Inc., Class A*	3,132	365,097
Palo Alto Networks, Inc.*	3,552	1,048,160
ServiceNow, Inc.*	953	653,510
		2,599,083
Specialty Retail — 3.5%
Lowe’s Cos., Inc.	3,115	619,355
Valvoline, Inc.	15,837	542,259
		1,161,614
Technology Hardware, Storage & Peripherals — 3.0%
Logitech International S.A. — ADR^	6,380	559,526
NetApp, Inc.	4,596	420,028
		979,554
Trading Companies & Distributors — 3.4%
Holcim Ltd. - ADR^	50,020	731,918
United Rentals, Inc.	854	406,521
		1,138,439

Investments	Number of Shares	Value
Wireless Telecommunication Services — 0.5%
Tele2 AB, Class B^	22,275	$174,861

TOTAL COMMON STOCKS (Cost $25,900,297)		29,162,512

SHORT-TERM INVESTMENTS — 11.0%
Money Market Fund
First American Treasury Obligations Fund - Class X, 5.277% (b)	3,633,051	3,633,051
TOTAL SHORT-TERM INVESTMENTS (Cost $3,633,051)		3,633,051

TOTAL INVESTMENTS — 99.6% (Cost $29,533,348)		32,795,563
OTHER ASSETS LESS LIABILITIES — 0.4%		121,576
NET ASSETS — 100.0%		$32,917,139

*Non-income producing security.

^Foreign security.

(a)Represents less than 0.05%.

(b)7-day net yield.

ADR - American Depositary Receipt

plc - Public Limited Company

UNSP-ADR - Unsponsored American Depositary Receipt

SP-ADR - Sponsored American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Schedule of Investments	FIS Knights of Columbus Global Belief ETF
November 30, 2023 (Unaudited)

The accompanying notes are an integral part of these financial statements.
5

Investments	Number of Shares	Value
COMMON STOCKS — 94.9%
Aerospace & Defense — 2.0%
BAE Systems plc^	15,540	$206,565
Northrop Grumman Corp.	420	199,567
		406,132
Automobiles — 2.6%
Honda Motor Co., Ltd.^	17,290	176,485
Mercedes-Benz Group AG^	3,104	201,783
Tesla, Inc.*	673	161,574
		539,842
Banks — 6.5%
Bank of Montreal*^	2,366	194,362
BNP Paribas S.A.^	2,882	181,660
CaixaBank S.A.^	49,078	221,210
Citizens Financial Group, Inc.	5,096	138,968
KB Financial Group, Inc. - ADR^	4,368	175,943
United Overseas Bank Ltd.^	10,465	213,440
Wells Fargo & Co.	5,164	230,263
		1,355,846
Biotechnology — 0.7%
Genmab A/S*^	448	141,681

Broadline Retail — 1.9%
Alibaba Group Holding Ltd.*^	9,406	87,613
MercadoLibre, Inc.*	93	150,703
PDD Holdings, Inc. - ADR*^	1,114	164,248
		402,564
Capital Markets — 0.7%
Franklin Resources, Inc.	6,006	148,949

Chemicals — 2.3%
Chemours Co. (The)	3,369	92,412
Nutrien Ltd.*^	2,005	107,330
Shin-Etsu Chemical Co., Ltd.^	7,872	277,531
		477,273
Construction & Engineering — 3.6%
AECOM	2,249	199,846
Quanta Services, Inc.	1,227	231,056
Stantec, Inc.*^	4,277	318,981
		749,883
Consumer Finance — 1.1%
American Express Co.	1,385	236,516

Consumer Staples Distribution & Retail — 1.4%
BJ’s Wholesale Club Holdings, Inc.*	2,242	144,788
Target Corp.	1,041	139,296
		284,084

Investments	Number of Shares	Value
Diversified Telecommunication Services — 1.9%
Deutsche Telekom AG^	8,998	$215,743
Nippon Telegraph & Telephone Corp.^	155,926	182,574
		398,317
Electric Utilities — 1.5%
Entergy Corp.	1,231	124,836
Exelon Corp.	4,550	175,221
		300,057
Electrical Equipment — 0.8%
Fuji Electric Co., Ltd.^	4,095	171,766

Electronic Equipment, Instruments & Components — 0.9%
Keyence Corp.^	438	187,691

Entertainment — 1.0%
Netflix, Inc.*	426	201,911

Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B*	1,183	425,880
Visa, Inc., Class A	1,365	350,368
		776,248
Food Products — 4.0%
Campbell Soup Co.	3,138	126,085
Darling Ingredients, Inc.*	2,770	121,520
General Mills, Inc.	2,079	132,349
Mondelez International, Inc., Class A	2,800	198,968
Nestle S.A.^	2,241	256,044
		834,966
Ground Transportation — 1.0%
CSX Corp.	6,339	204,750

Health Care Equipment & Supplies — 3.1%
Hoya Corp.^	1,640	184,872
ICU Medical, Inc.*	783	68,716
Medtronic plc - ADR^	2,044	162,028
Sonova Holding AG^	747	216,742
		632,358
Health Care Providers & Services — 2.0%
Cencora, Inc.	1,270	258,280
Quest Diagnostics, Inc.	1,176	161,382
		419,662
Hotels, Restaurants & Leisure — 1.7%
Darden Restaurants, Inc.	1,274	199,343
MGM Resorts International	4,110	162,098
		361,441

The accompanying notes are an integral part of these financial statements.
6

Schedule of Investments (Continued)	FIS Knights of Columbus Global Belief ETF
November 30, 2023 (Unaudited)

Investments	Number of Shares	Value
Industrial Conglomerates — 1.0%
Siemens AG^	1,278	$214,741

Insurance — 2.6%
American International Group, Inc.	3,020	198,746
Hartford Financial Services Group, Inc. (The)	2,527	197,510
Mapfre S.A.^	68,504	151,133
		547,389
Interactive Media & Services — 5.8%
Alphabet, Inc., Class A*	4,414	584,987
Baidu, Inc., Class A*^	9,373	139,330
Meta Platforms, Inc., Class A*	1,070	350,051
Tencent Holdings Ltd.^	3,220	134,814
		1,209,182
IT Services — 2.3%
Accenture plc, Class A - ADR^	910	303,157
Infosys Ltd. - ADR^	9,443	165,725
		468,882
Machinery — 1.3%
Caterpillar, Inc.	1,092	273,786

Metals & Mining — 0.9%
BHP Group Ltd.^	6,006	184,380

Multi-Utilities — 1.1%
Veolia Environnement S.A.^	7,222	227,808

Oil, Gas & Consumable Fuels — 4.9%
Canadian Natural Resources Ltd.*^	3,564	238,178
Cheniere Energy, Inc.	1,106	201,458
ConocoPhillips	1,975	228,251
Equinor ASA^	5,538	178,849
Woodside Energy Group Ltd.^	7,843	161,210
		1,007,946
Paper & Forest Products — 0.9%
Suzano S.A. - ADR^	17,892	194,307

Personal Care Products — 1.2%
Unilever plc^	5,144	245,472

Pharmaceuticals — 2.2%
Ipsen S.A.^	1,820	205,530
Zoetis, Inc.	1,381	243,981
		449,511

Investments	Number of Shares	Value
Real Estate Management & Development — 0.7%
CK Asset Holdings Ltd.^	29,322	$139,096

Semiconductors & Semiconductor Equipment — 5.5%
ASML Holding N.V.^	388	263,744
Broadcom, Inc.	242	224,027
NVIDIA Corp.	702	328,325
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR^	3,276	318,788
		1,134,884
Software — 7.8%
Microsoft Corp.	2,944	1,115,511
SAP SE^	1,594	253,020
ServiceNow, Inc.*	364	249,609
		1,618,140
Real Estate Investment Trust — 0.7%
VICI Properties, Inc.	4,922	147,119

Specialty Retail — 1.1%
TJX Cos., Inc. (The)	2,658	234,196

Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	5,580	1,059,921
Xiaomi Corp., Class B*^ (a)	59,655	119,305
		1,179,226
Textiles, Apparel & Luxury Goods — 2.2%
Deckers Outdoor Corp.*	374	248,325
LVMH Moet Hennessy Louis Vuitton SE^	258	197,812
		446,137
Trading Companies & Distributors — 2.0%
Ferguson plc^	1,251	211,900
ITOCHU Corp.^	5,112	198,415
		410,315
Wireless Telecommunication Services — 0.5%
MTN Group Ltd.^	20,688	112,381

TOTAL COMMON STOCKS (Cost $18,620,469)		19,676,835

SHORT-TERM INVESTMENTS — 4.9%
Money Market Fund
First American Treasury Obligations Fund - Class X, 5.277% (b)	1,009,833	1,009,833
TOTAL SHORT-TERM INVESTMENTS (Cost $1,009,833)		1,009,833

Schedule of Investments (Continued)	FIS Knights of Columbus Global Belief ETF
November 30, 2023 (Unaudited)

The accompanying notes are an integral part of these financial statements.
7

Investments	Number of Shares	Value
TOTAL INVESTMENTS — 99.8% (Cost $19,630,302)		$20,686,668
OTHER ASSETS LESS LIABILITIES — 0.2%		41,953
NET ASSETS — 100.0%		$20,728,621

*Non-income producing security.

^Foreign security.

(a)Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Trustees. As of November 30, 2023, the value of these investments was $119,305 or 0.6% of total net assets.

(b)7-day net yield.

ADR - American Depositary Receipt

plc - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.
8

Statements of Assets and Liabilities	NEOS ETF Trust
November 30, 2023 (Unaudited)

	FIS Christian Stock Fund	FIS Knights of Columbus Global Belief ETF
ASSETS:
Investments in securities, at value(1) (See Note 2)	$29,162,512	$19,676,835
Investments in money market fund, at value(2) (See Note 2)	3,633,051	1,009,833
Total investments, at value(3) (See Note 2)	32,795,563	20,686,668
Foreign currency, at value(4)	83,261	—
Receivables:
Dividends and interest	43,712	29,360
Foreign tax reclaims	11,470	24,963
Total Assets	32,934,006	20,740,991

LIABILITIES:
Payables:
Investment management fees	16,867	12,370
Total Liabilities	16,867	12,370
NET ASSETS	$32,917,139	$20,728,621

NET ASSETS CONSIST OF:
Paid-in capital	$32,837,521	$22,744,017
Distributable earnings (accumulated loss)	79,618	(2,015,396)
NET ASSETS	$32,917,139	$20,728,621

Share issued and outstanding, $0 par value, unlimited shares authorized	1,350,000	910,000

Net Asset Value, Per Share	$24.38	$22.78

(1) Investments in securities, at identified cost	$25,900,297	$18,620,469
(2) Investments in money market fund, at identified cost	3,633,051	1,009,833
(3) Total investments, at identified cost	$29,533,348	$19,630,302

(4) Foreign currency, at identified cost	$82,941	$7

The accompanying notes are an integral part of these financial statements.
9

Statements of Operations	NEOS ETF Trust
For the Six Months Ended November 30, 2023 (Unaudited)

	FIS Christian Stock Fund	FIS Knights of Columbus Global Belief ETF
INVESTMENT INCOME:
Dividends	$162,514	$148,047
Interest	54,916	23,762
Foreign withholding tax on dividends	(4,541)	(9,866)
Total investment income	212,889	161,943

EXPENSES:
Investment management fees (See Note 3)	94,560	74,214
Total expenses	94,560	74,214
Net Investment Income (Loss)	118,329	87,729

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(811,275)	(118,546)
In-kind redemptions	—	—
Foreign currency transactions	659	(3,009)
Net realized gain (loss)	(810,616)	(121,555)
Change in net unrealized appreciation (depreciation) on:
Investments in securities	2,768,892	1,406,721
Translation of assets and liabilities denominated in foreign currencies	2,060	1,753
Change in net unrealized appreciation (depreciation)	2,770,952	1,408,474
Net realized and unrealized gain (loss)	1,960,336	1,286,919
Net increase (decrease) in net assets resulting from operations	$2,078,665	$1,374,648

The accompanying notes are an integral part of these financial statements.
10

Statement of Changes in Net Assets	FIS Christian Stock Fund

	For the Six Months Ended November 30, 2023 (Unaudited)	For the Year Ended May 31, 2023
OPERATIONS:
Net investment income (loss)	$118,329	$258,514
Net realized gain (loss)	(810,616)	(2,538,155)
Net change in unrealized appreciation (depreciation)	2,770,952	1,577,456
Net increase (decrease) in net assets resulting from operations	2,078,665	(702,185)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	—	(246,634)
Total distributions	—	(246,634)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,120,946	3,215,233
Cost of shares redeemed	—	(4,008,482)
Net increase (decrease) from capital transactions	8,120,946	(793,249)
Total increase (decrease) in net assets	10,199,611	(1,742,068)

NET ASSETS:
Beginning of period	22,717,528	24,459,596
End of period	$32,917,139	$22,717,528

SHARE TRANSACTIONS:
Beginning of period	1,010,000	1,050,000
Shares issued	340,000	150,000
Shares redeemed	—	(190,000)
Shares Outstanding, End of Period	1,350,000	1,010,000

The accompanying notes are an integral part of these financial statements.
11

Statement of Changes in Net Assets	FIS Knights of Columbus Global Belief ETF

	For the Six Months Ended November 30, 2023 (Unaudited)	For the Year Ended May 31, 2023
OPERATIONS:
Net investment income (loss)	$87,729	$398,365
Net realized gain (loss)	(121,555)	(1,973,953)
Net change in unrealized appreciation (depreciation)	1,408,474	1,121,300
Net increase (decrease) in net assets resulting from operations	1,374,648	(454,288)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	—	(352,859)
Total distributions	—	(352,859)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	424,575	189,931
Cost of shares redeemed	—	(1,272,618)
Net increase (decrease) from capital transactions	424,575	(1,082,687)
Total increase (decrease) in net assets	1,799,223	(1,889,834)

NET ASSETS:
Beginning of period	18,929,398	20,819,232
End of period	$20,728,621	$18,929,398

SHARE TRANSACTIONS:
Beginning of period	890,000	940,000
Shares issued	20,000	10,000
Shares redeemed	—	(60,000)
Shares Outstanding, End of Period	910,000	890,000

The accompanying notes are an integral part of these financial statements.
12

Financial Highlights	FIS Christian Stock Fund
For a share outstanding throughout the periods presented

	For the Six Months Ended November 30, 2023 (Unaudited)	For the Year Ended May 31, 2023	February 8, 2022(g) to May 31, 2022
Net asset value, beginning of year or period	$22.49	$23.29	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.10	0.26	0.16
Net realized and unrealized gain (loss)	1.79	(0.80)	(1.88)
Total from investment operations	1.89	(0.54)	(1.72)

LESS DISTRIBUTIONS:
From net investment income	—	(0.26)	—
Total distributions	—	(0.26)	—

CAPITAL SHARE TRANSACTIONS:
Variable ETF transaction fees (See Note 7)(a)(b)	—	—	0.01

Net asset value, end of year or period	$24.38	$22.49	$23.29

TOTAL RETURNS:
Net Asset Value(c)	8.41%*	-2.29%	-6.82%*
Market Value(d)	8.32%*	-2.08%	-6.82%*

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (millions)	$32.9	$22.7	$24.5
Ratio to average net assets of:
Expenses(e)	0.68%	0.68%	0.68%
Net investment income(e)	0.85%	1.18%	2.14%

Portfolio turnover rate(f)	23%	27%	14%

(a)Calculated using average shares outstanding, during the year or period.

(b)Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(d)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(e)For periods of less than one year, these ratios are annualized.

(f)Portfolio turnover is not annualized and calculation excludes in-kind transactions.

(g)Commencement of operations.

*Not Annualized.

The accompanying notes are an integral part of these financial statements.
13

Financial Highlights	FIS Knights of Columbus Global Belief ETF
For a share outstanding throughout the periods presented

	For the Six Months Ended November 30, 2023 (Unaudited)	For the Year Ended May 31, 2023	July 14, 2021(g) to May 31, 2022
Net asset value, beginning of year or period	$21.27	$22.15	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.10	0.44	0.31
Net realized and unrealized gain (loss)	1.41	(0.92)	(3.09)
Total from investment operations	1.51	(0.48)	(2.78)

LESS DISTRIBUTIONS:
From net investment income	—	(0.40)	(0.07)
Total distributions	—	(0.40)	(0.07)

CAPITAL SHARE TRANSACTIONS:
Variable ETF transaction fees (See Note 7)(a)(b)	—	—	—

Net asset value, end of year or period	$22.78	$21.27	$22.15

TOTAL RETURNS:
Net Asset Value(c)	7.10%*	-2.06%	-11.16%*
Market Value(d)	7.23%*	-1.67%	-11.49%*

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (millions)	$20.7	$18.9	$20.8
Ratio to average net assets of:
Expenses(e)	0.75%	0.75%	0.75%
Net investment income(e)	0.89%	2.15%	1.44%

Portfolio turnover rate(f)	12%	39%	35%

(a)Calculated using average shares outstanding, during the year or period.

(b)Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(d)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(e)For periods of less than one year, these ratios are annualized.

(f)Portfolio turnover is not annualized and calculation excludes in-kind transactions.

(g)Commencement of operations.

*Not Annualized.

14

Notes to the Financial Statements	NEOS ETF Trust
November 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The NEOS ETF Trust (the “Trust”), formally the SHP ETF Trust, was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment company act of 1940, as amended (the “1940 Act”). The Trust currently consists of eleven operational exchange-traded funds (“ETFs”), two of which are presented herein, FIS Christian Stock Fund (the “Christian Stock Fund”), formally the FIS Biblically Responsible Risk Managed ETF, and FIS Knights of Columbus Global Belief ETF (the “Knights of Columbus ETF”) (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each a diversified series of the Trust. The investment objective of the Knights of Columbus ETF is to seek income and long-term growth of capital; the investment objective of the Christian Stock Fund is to seek long-term growth of capital and income.

Faith Investor Services, LLC (the “Adviser”) is the investment adviser to each Fund.

Capital Insight Partners, LLC acts as the sub-adviser to the Christian Stock Fund.

Knights of Columbus Asset Advisors LLC acts as the sub-adviser to the Knights of Columbus ETF.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies” including Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of November 30, 2023, there were no securities held by either Fund that were internally fair valued and/or valued using a Level 2 or Level 3 valuation.

15

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•Level 1 — Quoted prices in active markets for identical assets that the Funds have the ability to access.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2023:

FIS Christian Stock Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$29,162,512	$—	$—	$29,162,512
Money Market Fund	3,633,051	—	—	3,633,051
Total Investments	$32,795,563	$—	$—	$32,795,563

FIS Knights of Columbus Global Belief ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$19,676,835	$—	$—	$19,676,835
Money Market Fund	1,009,833	—	—	1,009,833
Total Investments	$20,686,668	$—	$—	$20,686,668

*See Schedule of Investments for segregation by industry.

B. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investments in securities on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at year end.

C. Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

16

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

D. Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of May 31, 2023. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended November 30, 2023.

E. Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

F. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the year ended May 31, 2023, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Christian Stock Fund	$203,662	$(203,662)
Knights of Columbus ETF	$ (15,999)	$ 15,999

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Management

The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).

Capital Insight Partners, LLC acts as the sub-adviser to the Christian Stock Fund and Knights of Columbus Asset Advisors LLC acts as the sub-adviser to the Knights of Columbus ETF (the “Sub-Advisers”) pursuant to investment sub-advisory agreements with the Adviser (the “Sub-Advisory-Agreements”).

Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser, on behalf of the Funds, has entered into Sub-Advisory Agreements with each of the Sub-Advisers. The Sub-Advisers are responsible for the day-to-day management of their specific Fund’s portfolios, subject to the supervision and oversight of the Adviser and the Board. The Adviser oversees the Sub-Advisers for compliance with the Funds’ investment objectives, policies, strategies and restrictions. The Board oversees the Adviser and the Sub-Advisers, establishes policies that they must follow in their advisory activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.

Pursuant to the Investment Advisory Agreement, the Christian Stock Fund pays the Adviser a monthly unitary management fee at an annual rate of 0.68% and the Knights of Columbus ETF pays the Adviser a monthly unitary management fee at the annual rate of 0.75%, based on each Fund’s average daily net assets. For the six month period ended November 30, 2023, Christian Stock Fund and Knights of Columbus ETF incurred $94,560 and $74,214, respectively, in management fees.

17

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

Pursuant to each Sub-Advisory Agreement, the Adviser compensates the Sub-Advisers out of the management fees it receives from the Funds.

Under the Investment Advisory Agreement, the Adviser pays all operating expenses of the Funds, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, and the management fee payable to the Adviser under the Investment Advisory Agreement.

Administrator, Custodian, Transfer Agent and Accounting Agent

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian (the “Custodian”). For the six months ended November 30, 2023, there were no fees incurred from the service providers described above as the Adviser bore all such costs.

Distribution and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

NOTE 4 – RELATED PARTIES

As of November 30, 2023, certain officers of the Trust were affiliated with the Distributor, and received no fees from the Trust for serving as officers.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the six months ended November 30, 2023, were as follows:

	Purchases	Sales
Christian Stock Fund	$5,833,003	$6,161,460
Knights of Columbus ETF	2,336,787	2,415,212

The costs of purchases and sales of in-kind transactions, during the six months ended November 30, 2023, were as follows:

	Purchases In-Kind	Sales In-Kind
Christian Stock Fund	$7,332,174	$—
Knights of Columbus ETF	385,312	—

18

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

NOTE 6 – TAX MATTERS

The tax character of the distributions paid during the six months ended November 30, 2023 and the year ended May 31, 2023 are as follows:

	Six Months ended November 30, 2023 Ordinary Income	Year ended May 31, 2023 Ordinary Income
Christian Stock Fund	$—	$246,634
Knights of Columbus ETF	—	352,859

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the year ended May 31, 2023, the Funds did not have any late year losses nor post October losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2023, the following capital loss carry forwards were available:

	Indefinite Short-Term	Indefinite Long-Term	Total
Christian Stock Fund	$1,675,090	$954,102	$2,629,192
Knights of Columbus ETF	$1,872,180	$1,389,019	$3,261,199

As of May 31, 2023, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Christian Stock Fund	Knights of Columbus ETF
Federal income tax cost of investments	$22,059,026	$19,202,712
Aggregate gross unrealized appreciation	1,980,484	1,478,329
Aggregate gross unrealized (depreciation)	(1,491,674)	(1,830,367)
Net unrealized appreciation (depreciation)	488,810	(352,038)
Undistributed Ordinary Income	143,233	224,522
Undistributed Long Term Capital Gains	—	—
Distributable Earnings	143,233	224,522
Accumulated capital and other gain/(loss)	(2,631,090)	(3,262,528)
Total distributable earnings (accumulated loss)	(1,999,047)	(3,390,044)

NOTE 7 – SHARE TRANSACTIONS

Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Christian Stock Fund are $500 and for the Knights of Columbus ETF are $1,000, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares

19

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, Capital Insight Partners, LLC the sub-adviser to the Christian Stock Fund, has voting power of 972,992 shares of the Christian Stock Fund, representing 72.07% of the shares outstanding. Knights of Columbus Asset Advisors LLC the sub-adviser to the Knights of Columbus ETF, owned 800,000 shares of the Knights of Columbus ETF, representing 87.91% of the shares outstanding.

NOTE 9 – PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks’’.

NOTE 10 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

NOTE 11 – SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Funds’ financial statements.

20

Shareholder Expense Examples	NEOS ETF Trust
For the Period Ended November 30, 2023 (Unaudited)

As a shareholder of a Fund in the NEOS ETF Trust you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) (excluding transaction costs) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of each period and held for the entire period through November 30, 2023.

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund’s shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period June 1, 2023 to November 30, 2023
FIS Christian Stock Fund¹
Actual	0.68%	$1,000.00	$1,084.10	$3.54
Hypothetical (5% annual return before expenses)	0.68%	$1,000.00	$1,021.60	$3.44

FIS Knights of Columbus Global Belief ETF[2]
Actual	0.75%	$1,000.00	$1,071.00	$3.88
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,021.25	$3.79

1Actual expenses are equal to the Fund’s annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by 183/366.

2Actual expenses are equal to the Fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/366.

21

Additional Information (Unaudited)	NEOS ETF Trust

TAX INFORMATION

For the fiscal year ended May 31, 2023, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

FIS Christian Stock Fund	100.00%
FIS Knights of Columbus Global Belief ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended May 31, 2023 were as follows:

FIS Christian Stock Fund	68.48%
FIS Knights of Columbus Global Belief ETF	47.78%

For the year ended May 31, 2023, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

FIS Christian Stock Fund	0.00%
FIS Knights of Columbus Global Belief ETF	0.00%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.faithinvestorservices.com.

HOUSEHOLDING

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

DISCLOSURE OF PORTFOLIO HOLDINGS

NEOS ETF Trust files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds website at www.faithinvestorservices.com.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAIs are available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.faithinvestorservices. com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

Fund	Symbol	CUSIP
FIS Christian Stock Fund	PRAY	78433H204
FIS Knights of Columbus Global Belief ETF	KOCG	78433H105

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Adviser Faith Investor Services LLC 14785 Preston Road, Suite 1000 Dallas, TX 75254	Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Administrator, Fund Accountant & Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1835 Market Street, 3rd Floor Philadelphia, PA 19103	Legal Counsel Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington, D.C. 20036-3537

FISSAR112023

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in Item 1 of this Form N-CSR

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures provide reasonable assurance that the information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)  Change in the registrant’s independent public accountant. Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	January 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	January 25, 2024

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date:	January 25, 2024